Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Oct. 16, 2014	Dec. 31, 2013	Jun. 27, 2014
2015	$ 3,300
2016	3,300
2017	2,260
2018	2,260
2019	96,055
Senior Notes	73,625	8,625	0
Total Long-term Debt	107,175
Secured credit facility Maturity June 27, 2019 [Member]
Long-term Debt	33,550		0	33,550
Secured Debt [Member] | Secured credit facility Maturity June 27, 2019 [Member]
2015	3,300
2016	3,300
2017	2,260
2018	2,260
2019	22,430
Long-term Debt	33,550			19,800
Secured Debt [Member] | Senior Notes [Member]
2015	0
2016	0
2017	0
2018	0
2019	$ 73,625